Subsequent Events - Additional Information (Detail) - USD ($)		2 Months Ended	5 Months Ended	9 Months Ended
	Jan. 11, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock		$ 196,000,000	$ 203,224,580
Baktt Opco Units [Member]
Subsequent Event [Line Items]
Stock shares issued during the period new issue shares	208,200,000
Class A [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock			$ 207,372,020,000	$ 207,372,020
Subsequent Event [Member] | Baktt Pubco Class V Common Stock [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Stock shares issued during the period new issue shares	208,200,000
Proceeds from Issuance of Common Stock	$ 325,000,000
Subsequent Event [Member] | Class A [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Stock shares issued during the period new issue shares	32,500,000